Business combinations (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of detailed information about business combination [abstract]
Schedule of the Purchase Price Allocation

The following table presents the purchase price allocation:

	CAS Group		Rizing
Net assets	₹	532	₹	3,850
Fair value of property, plant and equipment		-		373
Fair value of right-of-use assets		-		201
Fair value of customer-related intangibles		1,708		3,894
Fair value of marketing-related intangibles		-		482
Deferred tax liabilities on intangible assets		-		(1,750)
Total	₹	2,240	₹	7,050
Goodwill		3,347		36,780
Total purchase price	₹	5,587	₹	43,830

Net Assets include:
Cash and cash equivalents	₹	127	₹	2,114
Fair value of acquired trade receivables included in net assets		452		3,220
Gross contractual amount of acquired trade receivables		452		3,233
Less: Allowance for lifetime expected credit loss		-		(13)

Amount included in general and administrative expenses:
Transaction costs	₹	19	₹	99

The following table presents the purchase price allocation:

Net assets	₹	194
Fair value of property, plant and equipment		374
Fair value of right-of-use assets		33
Fair value of customer-related intangibles		556
Fair value of marketing-related intangibles		390
Deferred tax liabilities on intangible assets		(367)
Total	₹	1,180
Goodwill		4,817
Share of non-controlling interests		(472)
Total purchase price	₹	5,525

Net Assets include:
Cash and cash equivalents	₹	153
Fair value of acquired trade receivables included in net assets		113
Gross contractual amount of acquired trade receivables		113
Less: Allowance for lifetime expected credit loss		-

Amount included in general and administrative expenses:
Transaction costs	₹	31

Net assets	₹	173
Fair value of property, plant and equipment		9
Fair value of customer-related intangibles		1,896
Deferred tax liabilities on intangible assets		(566)
Total	₹	1,512
Goodwill		1,324
Total purchase price	₹	2,836

Net Assets include:
Cash and cash equivalents	₹	113
Fair value of acquired trade receivables included in net assets		215
Gross contractual amount of acquired trade receivables		215
Less: Allowance for lifetime expected credit loss		-

Amount included in general and administrative expenses:
Transaction costs	₹	45